Note 1 - Going Concern (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note Payable To Health Tronics [Member]
Notes Payable, Related Parties					$ 5,372,743
Net Income (Loss) Attributable to Parent	$ (1,026,844)	$ (1,492,905)	$ (3,707,492)	$ (5,750,509)	(5,974,080)	$ (11,299,721)
Net Cash Provided by (Used in) Operating Activities			(3,007,790)	(5,542,192)	(6,678,369)	(3,924,204)
Working Capital					2,183,859
Retained Earnings (Accumulated Deficit)	(91,891,615)		(91,891,615)		(88,184,123)	(82,210,043)
Cash and Cash Equivalents, at Carrying Value	$ 625,450	$ 4,687,222	$ 625,450	$ 4,687,222	3,547,071	182,315	$ 70,325
Notes Payable, Related Parties					$ 5,372,743	$ 5,372,743